Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2024	2025
Accrued payroll and employee benefits	$8,339	$5,736
Accrued expenses(a)	4,124	5,245
Advance from customers(b)	486	524
Others	290	173
Total	$13,239	$11,678

(a)	Accrued expenses mainly represent accrued freight charges and other accrued expenses related to the business operation.

(b)	Advance from customers mainly represent the advance received from customers for the finished goods purchases. The change in contract liabilities primarily represents the cash received, less amounts recognized as revenues during the period. All of the balance as of December 31, 2023 and 2024 had been recognized as revenue for the years ended December 31, 2024 and 2025, respectively. The Group expects to recognize the balance as of December 31, 2025 as revenue within the next 12 months.